Business Combination	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Business Combination
9. BUSINESS COMBINATIONS
A. Acquisition of a business
On July 14, 2020, the Group acquired 100% of Arrival LT UAB (previously named Thor Motors UAB) for total consideration of EUR 2,500 satisfied in cash. Arrival LT UAB specialises in developing electric motors,
A. Acquisition of a business (continued)

inverters, gearboxes, as well as logistical and configuration services for batteries and it is believed that the addition of this entity and its workforce into our Group will strengthen further our R&D capabilities. The agreement for the acquisition was established at the beginning of January 2020. The operations of the company have been integrated with the rest of the Group on January 27, 2020, the date that management has determined the Group obtained control. The share purchase agreement was completed in July 2020 following an administrative delay due to
COVID-19.
The undertaking was into research and development and had no commercial operations. The Company had reported a loss of EUR 210,000 for the period until acquisition date and have reported a profit of EUR 1,254,000 (before intercompany eliminations) for the period ended
December 31, 2020.

a.	The identifiable net assets acquired and liabilities recognised on acquisition were:

In thousands of euro	Note
Property, plant and equipment	7	914
Intangible assets	8	4
Trade and other receivables		89
Cash and cash equivalent		59
Lease liabilities		(153)
Deferred tax		(56)
Trade and other payables		(880)

Total		(23)

b.	Measurement of fair values

Assets acquired	Valuation technique
-Property, plant and equipment	Market comparison technique and cost technique was applied to all assets acquired. The valuation model considers market prices for similar items.

c.	Goodwill:

In thousands of euro	Note
Consideration transferred		3
Fair value of identifiable net assets		23

Goodwill		26

The goodwill recognised on the acquisition of Arrival LT UAB was attributed to the employee know-how.

B.	Business combinations under common control
During 2020 the Company acquired 2 entities from the Kinetik Group. More specifically, on March 9, 2020, the Company acquired Arrival Solutions Germany GmbH for EUR 25,000 satisfied in cash and on July 20, 2020 Roborace Inc was acquired for USD 10,000 (equivalent EUR 8,700) satisfied in cash.
B.	Business combinations under common control (continued)

On September 21, 2020 Roborace Ltd was contributed by Kinetik to the share premium account the Company for EUR 57,000 without the issuance of any shares. Roborace Ltd and Roborace Inc had cash balances of EUR 55,000 and EUR 39,000 respectively as at the date of acquisition.
These entities have been consolidated in the 2020 consolidated financial statements as business combination of entities under common control as these entities were previously subsidiaries of Kinetik S.à r.l., the controlling party. The difference between the acquisition price and the net assets acquired is recognised in retained earnings. An amount of EUR 666,000 was recognised in 2020 following the transactions that have occurred during the year. Similarly, in 2019 an amount of EUR 57,943,000 was recognised in the retained earnings in 2019. The impact of these transactions on tangible and intangible assets is also shown separately in note 7 and 8.
On April 11, 2019, the Company entered into a Share Purchase Agreement with K Cybernation S.à r.l. for the acquisition of Arrival M Ltd for an amount of EUR 3,322,000.
In addition, on September 2, 2019, K Robolife S.à r.l. sold Arrival R Ltd to Arrival Ltd for an amount of EUR 61,134,000 and Arrival USA Inc to Arrival S.à r.l. for an amount of EUR 4,515,000.
Following the completion of the 2019 mentioned transactions, the amount that was due by the Company to K Cybernation S.à r.l. and K Robolife S.à r.l. amounted to EUR 68,971,000. Kinetik S.à r.l., being the shareholder of all the entities mentioned in the above transactions, decided to eliminate these inter-company positions. This resulted in an increase into the share premium of the Company without the issuance of any shares.